Income Taxes - Cayman Islands ("Cayman"), Hong Kong, PRC, Withholding Tax on Undistributed Dividends and Withholding Tax on gain from disposal of available-for-sale debt investments in Particle (Details)
¥ in Thousands, $ in Thousands
	1 Months Ended			12 Months Ended				36 Months Ended
	Nov. 30, 2018	Aug. 31, 2017	Nov. 30, 2014	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Schedule of income taxes
Gain on disposal of available-for-sale debt investments				¥ 1,001,181	$ 143,811	¥ 0	¥ 0
Cayman Islands (“Cayman”)
Schedule of income taxes
Gain on disposal of available-for-sale debt investments				¥ 1,001,200	$ 143,800
Hong Kong
Schedule of income taxes
Statutory income tax rate				16.50%	16.50%
Preferential withholding tax rate on dividends, foreign invested enterprises				5.00%	5.00%
PRC
Schedule of income taxes
Statutory income tax rate				25.00%	25.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies				10.00%	10.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate				25.00%	25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC				¥ 820,100		1,052,200		¥ 820,100		$ 117,800
Unrecognized deferred tax liability on the permanently reinvested earnings				¥ 82,000		¥ 105,200		¥ 82,000		$ 11,800
Withholding tax rate on gain from disposal of available-for-sale debt investments				10.00%	10.00%
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Preferential income tax rate				25.00%	25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate				15.00%	15.00%
Number of years of reapplication for the status				3 years	3 years
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate				15.00%	15.00%	15.00%
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate		15.00%	15.00%					15.00%
PRC | High and New Technology Enterprises | Tianying Jiuzhou
Schedule of income taxes
Preferential income tax rate								15.00%
PRC | High and New Technology Enterprises | Yitian Xindong
Schedule of income taxes
Preferential income tax rate	15.00%			15.00%	15.00%	15.00%
PRC | Software Enterprise
Schedule of income taxes
Preferential income tax rate				12.50%	12.50%
Number of years of tax exemption				2 years	2 years
Reduction rate upon applicable EIT rates				50.00%	50.00%
Number of years of tax rate reduction subsequent to years of tax exemption				3 years	3 years
PRC | Software Enterprise | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate									12.50%
PRC | Software Enterprise | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate				12.50%	12.50%	12.50%